Pension plan obligations (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Payment of benefits expected in 2025	R$ 242,375
Payment of benefits expected in 2026	183,508
Payment of benefits expected in 2027	170,984
Payment of benefits expected in 2028	158,676
Payment of benefits expected in 2029 or after	1,580,395
Payment of benefits expected	R$ 2,335,938
Duration	11 years 3 months 7 days
G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Payment of benefits expected in 2025	R$ 202,302
Payment of benefits expected in 2026	183,508
Payment of benefits expected in 2027	170,985
Payment of benefits expected in 2028	158,676
Payment of benefits expected in 2029 or after	1,215,674
Payment of benefits expected	R$ 1,931,145
Duration	9 years 7 months 28 days